Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 1,835,789	$ 846,331	$ 290,384
Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	195,965	127,166
Monetary Financial Liabilities	(197,119)	(120,387)
Derivatives	101	(4,155)
Net Position	(1,053)	2,624
U.S. Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	196,546	126,277
Monetary Financial Liabilities	(199,229)	(120,163)
Derivatives	101	(4,155)
Net Position	(2,582)	1,959
Euro [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	(557)	793
Monetary Financial Liabilities	1,998	(208)
Net Position	1,441	585
Canadian Dollar [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	(9)	30
Monetary Financial Liabilities	42	(6)
Net Position	33	24
Real [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets		18
Net Position		18
Swiss franc [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	(13)	16
Monetary Financial Liabilities	21	(9)
Net Position	8	7
Others [member] | Currency risk [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	(2)	32
Monetary Financial Liabilities	49	(1)
Net Position	$ 47	$ 31